Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Major components of tax expense (income) [abstract]
Schedule of Tax Expense at Statutory Rates for Company Reconciled to Reported Income Taxes

The tax expense at statutory rates for the Company can be reconciled to the reported income taxes per the statement of loss as follows:

	Year Ended	Year Ended	Year Ended
	30 June 2019	30 June 2018	30 June 2017
	$	$	$
Loss before income taxes	(516,860)	(712,711)	(439,606)
Federal and provincial statutory tax rate	27.00%	27.00%	26.00%
Income tax recovery based on the above rates	(139,552)	(192,432)	(114,298)
Non-deductible expenses and other	44,440	164,973	16,998
Change in tax rates	-	(102,075)	-
Adjustment to prior years provision versus statutory tax returns	(93,327)	-	-
Losses and temporary differences for which no tax benefit has been recorded	188,439	129,534	97,300
Total income taxes	-	-	-

Schedule of Unrecognized Deferred Tax Assets

The Company's unrecognized deferred tax assets are as follows:

	30 June 2019	30 June 2018
	$	$
Non-capital losses	2,197,767	2,008,565
Capital losses	384,802	388,967
Resource properties	399,721	397,263
Capital assets	143,204	142,323
Share issue costs and other	10,212	10,149
Total unrecognized deferred tax assets	3,135,706	2,947,267

Schedule of Non-Capital Loss Carry-Forwards

The Company has non-capital loss carry-forwards of approximately $8,000,000 that may be available for tax purposes as follows:

	Canada	Indonesia	Total
Expiring in	$	$	$
2024	-	194,000	194,000
2023	-	167,000	167,000
2027	1,120,000	-	1,120,000
2028	1,009,000	-	1,009,000
2029	1,078,000	-	1,078,000
2030	625,000	-	625,000
2031	433,000	-	433,000
2032	449,000	-	449,000
2033	456,000	-	456,000
2034	391,000	-	391,000
2035	614,000	-	614,000
2036	434,000	-	434,000
2037	436,000	-	436,000
2038	565,000	-	565,000
2039	191,000	-	191,000
Non-capital loss carry-forwards	7,801,000	361,000	8,162,000